Income Taxes - Reconciliation of Net Tax Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income taxes [Abstract]
Income (loss before tax)	$ 20,382	$ (57,637)
Combined federal and provincial rate	27.00%	27.00%
Expected tax expense (recovery)	$ 5,503	$ (15,562)
Non-deductible expenses (recovery)	3,070	3,519
Non-deductible (non-taxable) portion of capital items	(3,620)	(2,441)
Goodwill and other impairment items	0	1,674
Tax impact on divestitures	0	953
Difference in statutory tax rate	2,400	1,031
Effect of change in tax rates	(1,530)	(5,277)
Changes in deferred tax benefits not recognized	(5,777)	15,549
Change in tax legislation	4,573	0
Income tax expense (recovery)	$ 4,619	$ (554)	[1]

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).